Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following as of June 30,

	2018	2017

Office equipment at cost	$25,244	$26,189
Less: Accumulated depreciation	(16,967)	(15,399)

Total property, plant, and equipment	$8,277	$10,790